Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 189,238	R$ 1,157
Ending balance	R$ 214,748	R$ 189,238
Amortization rate (per year) - %	0.00%	0.00%
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 4,621	R$ 1,157
Ending balance	R$ 15,647	R$ 4,621
Amortization rate (per year) - %	20.00%	20.00%
Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 1,294	R$ 0
Ending balance	18,826	1,294
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,290	0
Ending balance	162,290	162,290
Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,033	0
Ending balance	17,985	21,033
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	213,948	24,790
Additions	32,153	5,377
Assets recognized as a result of SPS acquisition		184,339
Foreign exchange variation of intangible assets abroad	(707)	(558)
Ending balance	245,394	213,948
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28,250	24,790
Additions	12,684	4,018
Assets recognized as a result of SPS acquisition		0
Foreign exchange variation of intangible assets abroad	(601)	(558)
Ending balance	40,333	28,250
Gross carrying amount [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,359	0
Additions	19,469	1,359
Assets recognized as a result of SPS acquisition		0
Foreign exchange variation of intangible assets abroad	(106)	0
Ending balance	20,722	1,359
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	162,290	0
Additions	0	0
Assets recognized as a result of SPS acquisition		162,290
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	162,290	162,290
Gross carrying amount [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,049	0
Additions	0	0
Assets recognized as a result of SPS acquisition		22,049
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	22,049	22,049
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24,710)	(23,633)
Annual amortization	(6,547)	(1,640)
Foreign exchange variation of intangible assets abroad	611	563
Ending balance	(30,646)	(24,710)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,629)	(23,633)
Annual amortization	(1,636)	(559)
Foreign exchange variation of intangible assets abroad	579	563
Ending balance	(24,686)	(23,629)
Accumulated depreciation, amortisation and impairment [member] | Placement agent [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(65)	0
Annual amortization	(1,863)	(65)
Foreign exchange variation of intangible assets abroad	32	0
Ending balance	(1,896)	(65)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Annual amortization	0	0
Foreign exchange variation of intangible assets abroad	0	0
Ending balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,016)	0
Annual amortization	(3,048)	(1,016)
Foreign exchange variation of intangible assets abroad		0
Ending balance	R$ (4,064)	R$ (1,016)